Significant accounting policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2013
Trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years
Trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years
Non-competition agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	3 years
Non-competition agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years
Capitalized computer software and development costs | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years
Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	6 years